EMPLOYMENT BENEFIT PLAN (10K)	12 Months Ended
Dec. 31, 2014
EMPLOYMENT BENEFIT PLAN [Abstract]
EMPLOYMENT BENEFIT PLAN
NOTE 16.	EMPLOYMENT BENEFIT PLAN

We maintain a defined contribution or 401(k) Plan for our qualified employees.  Participants may contribute a percentage of their compensation on a pre-tax basis, subject to a maximum annual contribution imposed by the Internal Revenue Code.  We may make discretionary matching contributions as well as discretionary profit-sharing contributions to the 401(k) Plan.  Our contributions to the 401(k) Plan are made in cash and vest immediately.  The Company’s common stock is not an investment option available to participants in the 401(k) Plan.  We contributed $24,674 and $20,917 to the 401(k) Plan during the years ended December 31, 2014 and 2013, respectively.